Sales Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Sales Revenue
Schedule of Sales Revenue

Sales revenue (in EUR thousands)	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other
	01.01.-31.12.2018			01.01.-31.12.2017			01.01.-31.12.2016
Germany	3,307	-	-	2,674	-	-	2,515	-	-
Europe	2,737	-	-	1,616	-	-	1,247	-	-
U.S.	14,894	-	-	6,312	-	-	1,153	-	-
Other regions	-	129	40	-	1,423	-	-	1,175	40
Total	20,938	129	40	10,602	1,423	-	4,915	1,175	40